PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property And Equipment

	December 31,
	2013	2012

Equipment and facilities	$3,992	$3,220
Internal-use software	519	519
Vehicles	932	840
Leasehold improvements	319	385
	5,762	4,964
Less: accumulated depreciation and amortization	4,270	3,385
Total property and equipment, net	$1,492	$1,579